Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Detailed Information about Cash and Cash Equivalents

	2022	2021	2020
Cash at bank and in hand	1,827	3,638	4,907

Short-term deposits	345	1,576	2,214

Money market investments	1,235	1,675	1,247

Short-term collateral	-	-	4
At December 31	3,407	6,889	8,372

Cash collateral received related to securities lending, repurchase agreements and margins on derivatives transactions	5,072	5,776	9,208

Income from security lending programs	7	3	9

Weighted effective interest rate on short-term deposits	15.01%	(0.72%)	(0.64%)

Average maturity days on short-term deposits	44	16	10

Summary of Net Cash and Cash Equivalents

Note	2022	2021	2020

Cash and cash equivalents	3,407	6,889	8,372

Cash classified as Assets held for sale	5,085	-	-
Net cash and cash equivalents	8,491	6,889	8,372

Disclosure of Detailed Information of Cash Flow Statement

Summary cash flow statement	2022	2021 1)	2020 1)
Net cash flows from operating activities	2,851	(1,796)	(2,854)

Net cash flows from investing activities	616	(54)	(139)

Net cash flows from financing activities	(1,920)	300	(778)
Net increase / (decrease) in cash and cash equivalents	1,548	(1,550)	(3,770)

Net cash and cash equivalents are impacted by:
Positive (negative) effects of changes in exchange rates	55	67	(121)
1
Amounts for 2021 and 2020 includes the disposal group.

Summary of Reconciliation of Liabilities Arising from Financing Activities

		Cash flows			Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2022	Addition	Repayment	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Transfers to disposal groups	Net exchange difference	At December 31, 2022
Subordinated borrowings	2,194	-	-	-	-	3	-	98	2,295
Trust pass-through securities	126	-	-	-	(15)	(1)	-	8	118
Borrowings	9,661	3,569	(4,086)	-	(0)	1	(5,227)	133	4,051
Assets held to hedge Trust pass-through securities	3	-	-	(15)	-	-	-	-	(11)
Assets held to hedge Borrowings	-	-	-	-	-	-	-	-	-

	Cash flows				Non-cash changes
Reconciliation of debt from financing activities	At January 1, 2021	Addition	Repayment	Realized gains / losses in income statement	Movements related to fair value hedges	Amortization	Transfer to/from other headings	Net exchange difference	At December 31, 2021
Subordinated borrowings	2,085	-	-	-		3	-	105	2,194
Trust pass-through securities	126	-	-	-	(9)	-	-	9	126
Borrowings	8,524	3,914	(3,000)	-	(1)	1	-	222	9,661
Assets held to hedge Trust pass-through securities	12	-	-	(9)	-	-	-	1	3
Assets held to hedge Borrowings	62	-	(61)	(1)	-	-	-	-	-